Gain on Forgiveness of Debt	12 Months Ended
Dec. 31, 2012
Gain On Forgiveness Of Debt [Abstract]
Gain on Forgiveness of Debt
NOTE 15 – GAIN ON FORGIVENESS OF DEBT

During the years ended December 31, 2012 and 2011, the Company entered into arrangements with various professional service providers for amounts less than the liability recorded in accounts payable.  As a result of these transactions, the Company recorded gain on forgiveness of debt of$10,847 and $237,895 for the years ended December 31, 2012 and 2011, respectively.